Stock-Based Compensation - Stock options (Details) - USD ($)		6 Months Ended		12 Months Ended
	May 03, 2019	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Number of Shares
Outstanding at the beginning (in shares)		848,966
Granted (in shares)		174,500
Exercised (in shares)		(2,488)
Forfeitures (in shares)		(5,960)
Outstanding at the end (in shares)		1,015,018		848,966
Exercisable at the end (in shares)		709,995
Weighted Average Exercise Price
Outstanding at the beginning (in dollars per share)		$ 73.76
Granted (in dollars per share)		9.92
Exercised (in dollars per share)		5.76
Forfeited (in dollars per share)		21.9
Outstanding at the end (in dollars per share)		63.26		$ 73.76
Exercisable at the end (in dollars per share)		$ 85.67
Weighted Average Remaining Contractual Life (Years) And Aggregate Intrinsic Value
Outstanding (in years)		6 years 7 months 6 days		6 years 6 months
Exercisable at the end (in years)		5 years 7 months 6 days
Weighted average grant date fair value per share of stock options granted		$ 7.61
Aggregate grant date fair value		$ 800,000	$ 3,700,000
Share Based Compensation Expense Not Recognized
Unrecognized compensation cost		$ 2,300,000		$ 1,600,000
Compensation expense recognition period		2 years 8 months 12 days		2 years 1 month 6 days
2015 Plan
Number of Shares
Outstanding at the beginning (in shares)		848,966	737,895	737,895	567,995
Granted (in shares)				120,748	248,609
Exercised (in shares)					(1,214)
Forfeitures (in shares)				(9,677)	(77,495)
Outstanding at the end (in shares)				848,966	737,895	567,995
Exercisable at the end (in shares)				636,486
Weighted Average Exercise Price
Outstanding at the beginning (in dollars per share)		$ 73.76	$ 83.84	$ 83.84	$ 105.96
Granted (in dollars per share)				9.33	19.8
Exercised (in dollars per share)					18.6
Forfeited (in dollars per share)				37.74	41.76
Outstanding at the end (in dollars per share)				73.76	$ 83.84	$ 105.96
Exercisable at the end (in dollars per share)				$ 94.11
Weighted Average Remaining Contractual Life (Years) And Aggregate Intrinsic Value
Outstanding (in years)				6 years 6 months	7 years 1 month 6 days	7 years 3 months 18 days
Exercisable at the end (in years)				5 years 9 months 18 days
Outstanding at the beginning (in dollars)			$ 22,000	$ 22,000	$ 52,000
Outstanding at the end (in dollars)					$ 22,000	$ 52,000
Exercisable at the end (in dollars)				$ 55,000
Weighted average grant date fair value per share of stock options granted				$ 7.17	$ 14.28
Aggregate intrinsic value of stock options exercised				$ 0	$ 9,000
Aggregate grant date fair value				$ 4,500,000	$ 5,100,000
A&R 2019 Omnibus Incentive Plan
Stock Based Compensation
Total number of shares of common stock that may be issued		241,666
Annual increase in number of share reserved for issuance (as percent)	4.00%
Number of shares reserved for issuance under the plan		139,500
Vesting period		4 years
Expiration period		10 years
Maximum annual increase in shares available for issuance under the plan		80,000
Omnibus Incentive Plan
Stock Based Compensation
Annual increase in number of share reserved for issuance (as percent)	4.00%
Number of shares reserved for issuance under the plan	241,666
2015 Plan and 2019 Employee Stock Purchase Plan
Stock Based Compensation
Number of shares reserved for issuance under the plan				87,815
Vesting period				4 years
Expiration period				10 years
2019 Employee Stock Purchase Plan
Stock Based Compensation
Annual increase in number of share reserved for issuance (as percent)	1.00%
Number of shares reserved for issuance under the plan	20,000	80,461		85,002
Number of shares issued		32,020		27,479
Maximum annual increase in shares available for issuance under the plan	40,000